Pro Forma Condensed Consolidated Balance Sheets Statement (USD $) In Millions, unless otherwise specified	Sep. 30, 2014
Scenario, Previously Reported [Member]
Assets, Current [Abstract]
Cash and cash equivalents	$ 0
Accounts receivable, net	599.4
Fair value of derivative contracts	32.6
Gas, oil and NGL inventories, at lower of average cost or market	16.4
Prepaid expenses and other	50.8
Current assets of discontinued operations held for sale	138.3
Total current assets	837.5
Property, Plant and Equipment (successful efforts method for oil and gas properties)
Proved properties	11,723.0
Unproved properties	1,120.5
Midstream	197.5
Marketing and resources	95.2
Material and supplies	55.3
Total Property, Plant and Equipment	13,191.5
Less Accumulated Depreciation, Depletion and Amortization
Exploration and production	4,915.0
Midstream	34.3
Marketing and resources	29.8
Total Accumulated Depreciation, Depletion and Amortization	4,979.1
Net Property, Plant and Equipment	8,212.4
Fair value of derivative contracts	12.7
Other noncurrent assets	39.4
Noncurrent assets of discontinued operations held for sale	1,174.2
TOTAL ASSETS	10,276.2
Liabilities, Current [Abstract]
Checks outstanding in excess of cash balances	36.8
Accounts payable and accrued expenses	691.4
Production and property taxes	73.5
Interest payable	34.1
Fair value of derivative contracts	4.5
Deferred income taxes	2.9
Current liabilities of discontinued operations	161.6
Total current liabilities	1,004.8
Long-term debt	3,115.5
Deferred income taxes	1,500.8
Asset retirement obligations	162.3
Fair value of derivative contracts	0.2
Other long-term liabilities	90.3
Noncurrent liabilities of discontinued operations held for sale	402.0
Common Shareholders' Equity	3,505.6
Noncontrolling interest	494.7
Total Equity	4,000.3
TOTAL LIABILITIES AND EQUITY	10,276.2
Scenario, Adjustment [Member]
Assets, Current [Abstract]
Cash and cash equivalents	2,500.0
Debt refinanced	230.0
Cash proceeds designated for debt repayment	(897.5)
Cash proceeds designated for transaction expenses	(35.0)
Accounts receivable, net	0
Fair value of derivative contracts	0
Gas, oil and NGL inventories, at lower of average cost or market	0
Prepaid expenses and other	0
Current assets of discontinued operations held for sale	(138.3)
Total current assets	1,199.2
Property, Plant and Equipment (successful efforts method for oil and gas properties)
Proved properties	0
Unproved properties	0
Midstream	0
Marketing and resources	0
Material and supplies	0
Total Property, Plant and Equipment	0
Less Accumulated Depreciation, Depletion and Amortization
Exploration and production	0
Midstream	0
Marketing and resources	0
Total Accumulated Depreciation, Depletion and Amortization	0
Net Property, Plant and Equipment	0
Fair value of derivative contracts	(3.5)
Other noncurrent assets	0
Noncurrent assets of discontinued operations held for sale	(1,174.2)
TOTAL ASSETS	21.5
Liabilities, Current [Abstract]
Checks outstanding in excess of cash balances	0
Accounts payable and accrued expenses	0
Production and property taxes	0
Interest payable	0
Fair value of derivative contracts	(4.3)
Deferred income taxes	0
Current liabilities of discontinued operations	(161.6)
Total current liabilities	(165.9)
Long-term debt	(897.5)
Deferred income taxes	0
Asset retirement obligations	0
Fair value of derivative contracts	0
Other long-term liabilities	0
Noncurrent liabilities of discontinued operations held for sale	(172.0)
Debt refinanced	(230.0)
Common Shareholders' Equity	1,981.6
Noncontrolling interest	(494.7)
Total Equity	1,486.9
TOTAL LIABILITIES AND EQUITY	21.5
Pro Forma [Member]
Assets, Current [Abstract]
Cash and cash equivalents	1,337.5
Accounts receivable, net	599.4
Fair value of derivative contracts	32.6
Gas, oil and NGL inventories, at lower of average cost or market	16.4
Prepaid expenses and other	50.8
Current assets of discontinued operations held for sale	0
Total current assets	2,036.7
Property, Plant and Equipment (successful efforts method for oil and gas properties)
Proved properties	11,723.0
Unproved properties	1,120.5
Midstream	197.5
Marketing and resources	95.2
Material and supplies	55.3
Total Property, Plant and Equipment	13,191.5
Less Accumulated Depreciation, Depletion and Amortization
Exploration and production	4,915.0
Midstream	34.3
Marketing and resources	29.8
Total Accumulated Depreciation, Depletion and Amortization	4,979.1
Net Property, Plant and Equipment	8,212.4
Fair value of derivative contracts	9.2
Other noncurrent assets	39.4
Noncurrent assets of discontinued operations held for sale	0
TOTAL ASSETS	10,297.7
Liabilities, Current [Abstract]
Checks outstanding in excess of cash balances	36.8
Accounts payable and accrued expenses	691.4
Production and property taxes	73.5
Interest payable	34.1
Fair value of derivative contracts	0.2
Deferred income taxes	2.9
Current liabilities of discontinued operations	0
Total current liabilities	838.9
Long-term debt	2,218.0
Deferred income taxes	1,500.8
Asset retirement obligations	162.3
Fair value of derivative contracts	0.2
Other long-term liabilities	90.3
Noncurrent liabilities of discontinued operations held for sale	0
Common Shareholders' Equity	5,487.2
Noncontrolling interest	0
Total Equity	5,487.2
TOTAL LIABILITIES AND EQUITY	$ 10,297.7